REVENUE - Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Gold revenue	$ 611,080	$ 471,419
Silver revenue	7,987	6,524
Revenue from contracts with customers	619,067	477,943
Gain (loss) on trade receivables at fair value	(1,482)	6,597
Total revenue	$ 617,585	$ 484,540